SUBSEQUENT EVENTS (Details) ₽ in Millions, $ in Millions			1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 02, 2021 RUB (₽)	Feb. 02, 2021 USD ($)	Feb. 28, 2021 RUB (₽) item shares	Sep. 30, 2020 shares	Mar. 31, 2021 RUB (₽)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($) item	Feb. 02, 2021 USD ($)	Sep. 30, 2019 RUB (₽)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 RUB (₽)	Mar. 31, 2019 USD ($)
Subsequent events
Cash paid for acquisitions							₽ 40,030	$ 541.9	₽ 351	₽ 956
Proceeds from sale of equity securities | ₽									₽ 4,612	₽ 34
Agreement value							₽ 0							₽ 7,010	$ 108.3	₽ 7,010	$ 108.3
Third-party bank | New forward agreements
Subsequent events
Agreement value			₽ 4,047									$ 54.5
RSUs
Subsequent events
Awards granted (in shares)				2,303,889			10,561,259	10,561,259
Subsequent event | Special Purpose Acquisition Companies [Member] | IPO
Subsequent events
Proceeds from sale of equity securities					₽ 450	$ 6.1
Subsequent event | Maximum | Special Purpose Acquisition Companies [Member] | IPO
Subsequent events
Investment made					₽ 9,754						$ 131.2
Subsequent event | 2016 Plan | RSUs
Subsequent events
Awards granted (in shares)			2,132,749
Percentage of equity on self driving group			6.30%
Subsequent event | 2016 Plan | Synthetic Options
Subsequent events
Awards granted (in shares)			1,085,229
Number of business units | item			4									4
Percentage of equity			7.00%
Subsequent event | 2016 Plan | Class A | Maximum | Employees
Subsequent events
Awards granted (in shares)			1,520,583
Subsequent event | Office Space, Moscow [Member]
Subsequent events
Lease liability arising from obtaining right-of-use assets			₽ 9,509									$ 128.7
Subsequent event | MLU B.V. | Axelcroft Limited And Its Subsidiaries [Member]
Subsequent events
Ownership interest acquired (as a percent)			100.00%									100.00%
Cash paid for acquisitions	₽ 13,440	$ 178.0
Contingent consideration	₽ 5,889												$ 78.0